Fair Value Measurements - Summary of estimated fair value of the convertible promissory Note (Detail) - Haymaker III [Member]	Mar. 31, 2022 USD ($) yr $ / shares	Feb. 14, 2022 USD ($) yr $ / shares	Feb. 09, 2022 USD ($) yr $ / shares	Feb. 04, 2022 USD ($) $ / shares yr
Measurement Input Warrant Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.55	0.36	0.44	0.47
Measurement Input, Conversion Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	1.5	1.5	1.5	1.5
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input | yr	0.3	0.4	0.4	0.4
Measurement Input Warrant Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	123	91	89	89
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	0.5	0.6	0.4	0.4
Measurement Input, Discount Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	9.9	9.8	9.9	9.9
Probability of completing initial Business Combination [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and Rights Outstanding, Measurement Input	35	35	35	35
Convertible Promissory Note [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Convertible Debt, Fair Value Disclosures | $	$ 72,800	$ 14,800	$ 27,600	$ 29,600